Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt

December 31
(add 000)	2013	2012
6.6% Senior Notes, due 2018	$298,893	$298,677
7% Debentures, due 2025	124,471	124,443
6.25% Senior Notes, due 2037	228,148	228,114
Term Loan Facility, due 2018, interest rate of 1.67% and 2.21% at December 31, 2013 and 2012, respectively	248,441	245,000
Revolving Facility, interest rate of 1.91% at December 31, 2012	--	50,000
Trade Receivable Facility, interest rate of 0.77% at December 31, 2013	130,000	--
AR Credit Facility, interest rate of 1.00% at December 31, 2012	--	100,000
Other notes	968	1,625
Total	1,030,921	1,047,859
Less current maturities	(12,403)	(5,676)
Long-term debt	$1,018,518	$1,042,183

Commitments Amounts Under Senior Unsecured Credit Facilities

The Senior Unsecured Credit Facilities are syndicated with the following banks:

(add 000) Lender	Revolving Credit Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
SunTrust Bank	46,667	33,333
Deutsche Bank AG New York Branch	46,667	33,333
PNC Bank, National Association	29,167	20,833
Regions Bank	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	14,582	10,418

Total	$350,000	$250,000

Schedule Principal Amount, Effective Interest Rate and Maturity Date of Debentures and Senior Notes

The principal amount, effective interest rate and maturity date for the Corporation’s Senior Notes and Debentures are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037

Corporation's Long-Term Debt Maturities

The Corporation’s long-term debt maturities for the five years following December 31, 2013, and thereafter are:

(add 000)
2014	$12,403
2015	12,390
2016	18,607
2017	18,480
2018	616,153
Thereafter	352,888
Total	$1,030,921